UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009


Check here if Amendment [X]		Amendment Number: 1
	This Amendment (Check only one):	[X] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	December 31, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		51,325,838

Form 13F Information Table Value Total:		$1,627,013,552



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Cameco Corp.
COM
13321L108
26,375,037
814,921
814,921
N/A
N/A

N/A
814,921
N/A
Canadian Natural Resources Ltd.
COM
136385101
82,512,214
1,138,180
1,138,180
N/A
N/A

N/A
1,138,180
N/A
Cenovus Energy Inc.
COM
15135U109
61,208,567
2,421,434
2,421,434
N/A
N/A

N/A
2,421,434
N/A
EnCana Corp.
COM
292505104
63,678,963
1,957,134
1,957,134
N/A
N/A

N/A
1,957,134
N/A
Nexen Inc.
COM
65334H102
25,679,197
1,067,438
1,067,438
N/A
N/A

N/A
1,067,438
N/A
Precision Drilling Trust
TR UNIT
740215108
24,571,784
3,367,298
3,367,298
N/A
N/A

N/A
3,367,298
N/A
Suncor Energy Inc.
COM
867224107
102,512,192
2,888,166
2,888,166
N/A
N/A

N/A
2,888,166
N/A
Talisman Energy Inc.
COM
87425E103
51,109,444
2,721,208
2,721,208
N/A
N/A

N/A
2,721,208
N/A
Agrium Inc.
COM
008916108
40,396,281
647,347
647,347
N/A
N/A

N/A
647,347
N/A
Barrick Gold Corp.
COM
067901108
73,861,404
1,867,646
1,867,646
N/A
N/A

N/A
1,867,646
N/A
Gerdau Ameristeel Corp.
COM
37373P105
17,290,391
2,081,100
2,081,100
N/A
N/A

N/A
2,081,100
N/A
Goldcorp Inc.
COM
380956409
39,342,749
997,460
997,460
N/A
N/A

N/A
997,460
N/A
Jaguar Mining Inc.
COM
47009M103
1,053,308
93,500
93,500
N/A
N/A

N/A
93,500
N/A
Kinross Gold Corp.
COM NO PAR
496902404
34,816,483
1,884,350
1,884,350
N/A
N/A

N/A
1,884,350
N/A
New Gold Inc.
COM
644535106
1,085,611
299,500
299,500
N/A
N/A

N/A
299,500
N/A
Potash Corp. of Saskatchewan
COM
73755L107
53,062,186
486,299
486,299
N/A
N/A

N/A
486,299
N/A
Silver Standard Resources
COM
82823L106
822,721
37,500
37,500
N/A
N/A

N/A
37,500
N/A
Silver Wheaton Corp
COM
828336107
11,460,684
756,600
756,600
N/A
N/A

N/A
756,600
N/A
Teck Cominco Ltd.
CL B
878742204
56,221,034
1,600,742
1,600,742
N/A
N/A

N/A
1,600,742
N/A
Thompson Creek Metals Company
Inc.
COM
884768102
766,839
65,200
65,200
N/A
N/A

N/A
65,200
N/A
Yamana Gold Inc.
COM
98462Y100
32,203,440
2,813,373
2,813,373
N/A
N/A

N/A
2,813,373
N/A
IESI-BFC
COM
44951D108
1,764,885
109,610
109,610
N/A
N/A

N/A
109,610
N/A
Stantec Inc.
COM
85472N109
1,154,118
39,800
39,800
N/A
N/A

N/A
39,800
N/A
Canadian National Railway
COM
136375102
55,801,635
1,020,224
1,020,224
N/A
N/A

N/A
1,020,224
N/A
Magna International Inc. Class A
CL A
559222401
37,473,428
737,613
737,613
N/A
N/A

N/A
737,613
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
22,103,669
1,069,330
1,069,330
N/A
N/A

N/A
1,069,330
N/A
Thomson Reuters Corporation
COM
884903105
21,842,122
674,468
674,468
N/A
N/A

N/A
674,468
N/A
Bank of Nova Scotia
COM
064149107
103,131,335
2,196,622
2,196,622
N/A
N/A

N/A
2,196,622
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
63,048,062
969,867
969,867
N/A
N/A

N/A
969,867
N/A
Royal Bank of Canada
COM
780087102
119,904,619
2,228,759
2,228,759
N/A
N/A

N/A
2,228,759
N/A
Toronto-Dominion Bank
COM NEW
891160509
100,750,715
1,601,304
1,601,304
N/A
N/A

N/A
1,601,304
N/A
Manulife Financial Corp.
COM
56501R106
72,513,434
3,932,719
3,932,719
N/A
N/A

N/A
3,932,719
N/A
Sun Life Financial Inc.
COM
866796105
45,934,467
1,591,914
1,591,914
N/A
N/A

N/A
1,591,914
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
27,266,357
1,222,090
1,222,090
N/A
N/A

N/A
1,222,090
N/A
Research In Motion
COM
760975102
70,045,194
1,033,815
1,033,815
N/A
N/A

N/A
1,033,815
N/A
BCE Inc.
COM NEW
05534B760
46,437,068
1,678,700
1,678,700
N/A
N/A

N/A
1,678,700
N/A
Rogers Comm Inc. Class B
CL B
775109200
37,811,917
1,212,607
1,212,607
N/A
N/A

N/A
1,212,607
N/A



1,627,013,552
51,325,838
51,325,838




51,325,838